Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
5.
CASH AND CASH EQUIVALENTS

A summary of the Group’s cash and cash equivalents as of June 30, 2026 and December 31, 2025 is outlined below:

	June 30, 2026	December 31, 2025
(in USD and thousands)
Cash at bank and in hand	$3,955,836	$3,778,480
Credit card receivables	29,585	25,464
Total	$3,985,421	$3,803,944

As of June 30, 2026 and December 31, 2025, the cash at bank and in hand amounts above included $170.6 million and $156.1 million, respectively, which were subject to restrictions on use arising from contracts with third parties.